Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 11.4%
Dexco SA	524,120	$615,056
Klabin SA	1,920,945	7,367,500
Suzano SA	1,274,092	12,993,683
		20,976,239
Canada — 8.9%
Canfor Corp.(a)	158,683	1,683,046
Interfor Corp.(a)	146,045	1,763,578
Stella-Jones Inc.	70,153	4,577,726
West Fraser Timber Co. Ltd.	107,992	8,294,082
		16,318,432
Chile — 1.6%
Empresas CMPC SA	1,561,338	2,936,686

China — 1.3%
Nine Dragons Paper Holdings Ltd.(a)	3,596,000	1,497,061
Shandong Sun Paper Industry JSC Ltd., Class A	476,000	909,517
		2,406,578
Finland — 9.9%
Stora Enso OYJ, Class R	801,280	10,941,873
UPM-Kymmene OYJ	205,900	7,231,735
		18,173,608
Indonesia — 1.1%
Indah Kiat Pulp & Paper Tbk PT	3,598,400	1,952,578

Ireland — 5.6%
Smurfit Kappa Group PLC	232,231	10,358,116

Japan — 9.1%
Daio Paper Corp.	167,900	929,451
Hokuetsu Corp.(b)	213,500	1,406,156
Nippon Paper Industries Co. Ltd.	247,500	1,476,725
Oji Holdings Corp.	1,439,800	5,683,698
Sumitomo Forestry Co. Ltd.	223,300	7,158,440
		16,654,470
Portugal — 0.7%
Navigator Co. SA (The)	302,836	1,259,875

Saudi Arabia — 0.3%
Middle East Paper Co.	58,656	633,539

South Africa — 1.7%
Sappi Ltd.	1,187,591	3,143,022
Security	Shares	Value

Sweden — 13.4%
Billerud Aktiebolag	311,782	$2,887,654
Holmen AB, Class B	185,124	7,284,134
Svenska Cellulosa AB SCA, Class B	977,417	14,384,444
		24,556,232
United Kingdom — 4.1%
Mondi PLC, NVS	391,664	7,518,128

United States — 30.3%
Clearwater Paper Corp.(a)	23,509	1,139,481
International Paper Co.	238,884	10,307,845
Mercer International Inc.	124,541	1,063,580
PotlatchDeltic Corp.	206,076	8,117,334
Rayonier Inc.	274,745	7,992,332
Sylvamo Corp.	75,202	5,158,857
Westrock Co.	148,201	7,448,582
Weyerhaeuser Co.	510,260	14,486,281
		55,714,292

Total Long-Term Investments — 99.4%
(Cost: $186,332,591)		182,601,795

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	1,507,353	1,507,805
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	220,000	220,000

Total Short-Term Securities — 1.0%
(Cost: $1,727,936)		1,727,805

Total Investments — 100.4%
(Cost: $188,060,527)		184,329,600

Liabilities in Excess of Other Assets — (0.4)%		(665,343)

Net Assets — 100.0%		$183,664,257

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$259,358	$1,248,664	(a)	$—	$(123)	$(94)	$1,507,805	1,507,353	$13,134	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	40,000	(a)	—	—	—	220,000	220,000	3,291		—
					$(123)	$(94)	$1,727,805		$16,425		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	8	09/20/24	$693	$3,189

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$103,463,777	$79,138,018	$—	$182,601,795

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,727,805	$—	$—	$1,727,805
	$105,191,582	$79,138,018	$—	$184,329,600

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,189	$—	$—	$3,189

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares

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